Note 3 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3 – Property and Equipment

Property and equipment consisted of the following:

	June 30, 2014	December 31, 2013

Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
	446,382	446,382
Less accumulated depreciation	(218,326)	(176,193)
	$228,056	$270,189

For the six months ended June 30, 2014 and 2013, the Company recognized depreciation expense related to property and equipment of $42,133 and $43,234, respectively.

Note 3 – Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2013	2012

Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
	446,382	446,382
Less accumulated depreciation	(176,193)	(89,726)
	$270,189	$356,656

For 2013 and 2012, the Company recognized depreciation and amortization expense related to property and equipment of $86,467 and $69,008, respectively.

During 2012, the Company impaired $710,000 of the $760,000 production mold payments made to Medical Investment Group, Inc. (“MIG”) in 2011 and wrote off an $80,000 prepayment to MIG. The impairment charge was based upon the arbitration hearing against MIG in November, 2012. The hearing and the final ruling made clear that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault, a representative of MIG, for other non-production related purposes. The American Arbitration Association panel ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. The arbitration panel ruled that a total of $770,000 awarded to the Company. The Company has not received such payment to date. Any gain related to this award will be recorded when collected.

During 2012, the Company also impaired $50,000 for a trial mold that is no longer considered useful to the Company.